Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Income Tax Expense

	For the three months ended June 30		For the six months ended June 30

	2022	2021	2022	2021

	€	€	€	€
Income tax expense	(2,741,102)	(2,965)	(2,779,817)	(21,554)

	(2,741,102)	(2,965)	(2,779,817)	(21,554)

Summary of Reconciliation of Income Tax Benefit And The Accounting Loss
Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30		For the six months ended June 30

	2022	2021	2022	2021

	€	€	€	€
Income/(loss) before tax	(9,879,966)	(15,199,807)	(25,868,281)	(21,224,095)
Income tax at statutory income tax rate in The Netherlands (25.8%)	2,549,031	3,799,952	6,674,016	5,306,024
Effect of tax rates in other countries	(3,211,414)	(1,160,468)	(6,017,458)	(3,171,956)
Temporary differences for which no deferred tax assets/liabilities have been recognized	—	(184,629)	—	(162,580)
Nondeductible expenses	(84,694)	(96,125)	(190,060)	(587)
Current period losses for which no deferred tax asset has been recognized	(1,994,025)	(2,361,695)	(3,246,315)	(1,992,455)

Income tax expense	(2,741,102)	(2,965)	(2,779,817)	(21,554)